LONG TERM INVESTMENT, NET (Details Narrative) ¥ in Millions	May 17, 2025	Jun. 30, 2025	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)
Linsun Smart Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		10.00%
Dogness Intelligent Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	19.50%
Equity Investment Agreement [Member] | Dogness Network [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments			$ 1,116,800	¥ 8.0
Ownership percentage			10.00%	10.00%
Equity Investment Agreement [Member] | Linsun Smart Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments			$ 412,800	¥ 3.0
Ownership percentage			13.00%	13.00%
Equity Investment Agreement [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	19.50%
Investments description	original owners for considerations consisting of (a) issuance of the Company’s 250,000 Class A common shares, (b) issuance of 1,550,000 pre-funded warrants to purchase the Company’s Class A common shares and (c) issuance of up to 2,000,000 maximum eligibility warrants to purchase the Company’s Class A common shares. The fair value of such consideration was determined at $19,000,000 assessed by an independent valuation firm. In DITC, the Company does not have significant influence and accounted such investment using